Quarterly Report
November 30, 2020
MFS®  New Discovery
Value Fund
NDV-Q3

Portfolio of Investments
11/30/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.8%
Aerospace – 3.9%
CACI International, Inc., “A” (a)	124,092	$29,445,791
KBR, Inc.	1,905,768	52,923,177
PAE, Inc. (a)(h)	4,620,676	44,404,696
		$126,773,664
Apparel Manufacturers – 2.4%
PVH Corp.	518,416	$41,208,888
Skechers USA, Inc., “A” (a)	1,043,180	34,915,235
		$76,124,123
Automotive – 3.6%
LKQ Corp. (a)	1,115,158	$39,275,865
Methode Electronics, Inc.	879,828	30,811,576
Stoneridge, Inc. (a)	558,164	14,992,285
Visteon Corp. (a)	246,635	29,805,840
		$114,885,566
Business Services – 1.4%
BrightView Holdings, Inc. (a)	1,157,740	$15,791,573
Stamps.com, Inc. (a)	77,346	14,499,281
WNS (Holdings) Ltd., ADR (a)	198,904	14,004,831
		$44,295,685
Chemicals – 1.4%
Element Solutions, Inc.	3,201,619	$44,214,358
Computer Software – 1.6%
8x8, Inc. (a)	1,600,456	$31,641,015
ACI Worldwide, Inc. (a)	574,212	18,707,827
		$50,348,842
Computer Software - Systems – 1.3%
Verint Systems, Inc. (a)	756,975	$43,117,296
Construction – 2.2%
Armstrong World Industries, Inc.	168,204	$12,961,800
GMS, Inc. (a)	783,695	24,474,795
Toll Brothers, Inc.	703,812	33,325,498
		$70,762,093
Consumer Products – 2.2%
Energizer Holdings, Inc.	563,905	$23,621,980
Newell Brands, Inc.	1,095,165	23,283,208
Prestige Brands Holdings, Inc. (a)	642,393	22,849,919
		$69,755,107
Consumer Services – 1.6%
Grand Canyon Education, Inc. (a)	419,324	$35,000,975
Regis Corp. (a)(h)	1,852,327	15,726,256
		$50,727,231
Containers – 5.1%
Berry Global Group, Inc. (a)	794,660	$42,116,980
Graphic Packaging Holding Co.	3,140,128	48,106,761
Owens Corning	403,815	29,425,999
Pactiv Evergreen, Inc. (a)	1,770,274	29,882,225

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Containers – continued
Silgan Holdings, Inc.	457,694	$15,470,057
		$165,002,022
Electrical Equipment – 3.2%
Littlefuse, Inc.	93,837	$22,570,614
TriMas Corp. (a)	1,202,191	32,134,565
WESCO International, Inc. (a)	718,310	46,848,178
		$101,553,357
Electronics – 1.8%
nLIGHT, Inc. (a)	679,428	$20,396,428
Plexus Corp. (a)	484,625	36,206,334
		$56,602,762
Energy - Independent – 2.5%
Magnolia Oil & Gas Corp., “A” (a)	3,466,948	$21,668,425
Parsley Energy, Inc., “A”	2,361,450	29,588,969
WPX Energy, Inc. (a)	3,875,642	27,594,571
		$78,851,965
Engineering - Construction – 2.3%
APi Group, Inc. (a)	1,658,785	$25,711,168
Construction Partners, Inc., “A” (a)	505,796	13,302,435
Quanta Services, Inc.	497,475	33,997,441
		$73,011,044
Entertainment – 1.2%
IMAX Corp. (a)	1,265,012	$18,760,128
Six Flags Entertainment Corp.	601,122	18,472,479
		$37,232,607
Food & Beverages – 2.3%
Hostess Brands, Inc. (a)	2,277,239	$30,856,589
Nomad Foods Ltd. (a)	655,796	15,837,473
Sanderson Farms, Inc.	203,301	27,797,346
		$74,491,408
Gaming & Lodging – 0.7%
Wyndham Hotels & Resorts, Inc.	375,035	$21,564,513
Insurance – 4.3%
CNO Financial Group, Inc.	1,806,685	$38,446,257
Everest Re Group Ltd.	78,445	17,832,902
Hanover Insurance Group, Inc.	258,708	29,065,844
Selective Insurance Group, Inc.	405,529	25,069,802
Third Point Reinsurance Ltd. (a)	2,981,546	28,443,949
		$138,858,754
Leisure & Toys – 1.2%
Brunswick Corp.	301,185	$22,480,448
Funko, Inc., “A”(a)(h)(l)	1,792,389	15,737,176
		$38,217,624
Machinery & Tools – 2.5%
Enerpac Tool Group Corp.	859,608	$19,246,623
ITT, Inc.	214,403	15,572,090
Kennametal, Inc.	524,989	18,369,365
Regal Beloit Corp.	238,086	28,341,758
		$81,529,836

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – 1.5%
TCF Financial Corp.	1,438,647	$48,338,539
Medical & Health Technology & Services – 2.8%
HMS Holdings Corp. (a)	638,081	$20,048,505
PRA Health Sciences, Inc. (a)	287,909	32,303,390
Premier, Inc., “A”	1,031,352	36,530,488
		$88,882,383
Natural Gas - Distribution – 2.4%
New Jersey Resources Corp.	1,167,338	$38,557,174
South Jersey Industries, Inc.	1,721,061	39,618,824
		$78,175,998
Natural Gas - Pipeline – 1.1%
Plains GP Holdings LP	4,659,198	$36,947,440
Oil Services – 1.1%
ChampionX Corp. (a)	1,706,916	$20,278,162
Frank's International N.V. (a)	6,364,802	14,193,509
		$34,471,671
Other Banks & Diversified Financials – 19.9%
Air Lease Corp.	522,908	$19,122,746
Bank of Hawaii Corp.	474,015	35,494,243
Brookline Bancorp, Inc.	2,454,720	27,910,166
Cathay General Bancorp, Inc.	1,525,710	43,101,308
Cullen/Frost Bankers, Inc.	311,035	26,098,947
East West Bancorp, Inc.	1,009,186	43,112,426
Element Fleet Management Corp.	2,867,223	29,164,561
Encore Capital Group, Inc. (a)	1,135,713	38,773,242
First Hawaiian, Inc.	1,838,571	40,301,476
Hanmi Financial Corp.	1,517,689	14,797,468
Lakeland Financial Corp.	578,895	29,402,077
Prosperity Bancshares, Inc.	535,818	33,665,445
Sandy Spring Bancorp, Inc.	476,913	14,049,857
Signature Bank	309,172	34,686,007
SLM Corp.	3,713,892	39,404,394
Textainer Group Holdings Ltd. (a)	2,023,300	37,269,186
UMB Financial Corp.	788,418	53,620,308
Umpqua Holdings Corp.	3,201,987	44,475,599
Wintrust Financial Corp.	610,970	33,291,755
		$637,741,211
Pollution Control – 0.8%
U.S. Ecology, Inc.	719,633	$24,388,362
Real Estate – 9.4%
Brixmor Property Group, Inc., REIT	1,984,743	$30,307,026
Broadstone Net Lease, Inc.	1,392,106	24,542,829
Corporate Office Properties Trust, REIT	667,729	17,781,623
Douglas Emmett, Inc.	471,378	14,598,577
Empire State Realty Trust, REIT, “A”	2,790,354	25,252,704
Industrial Logistics Properties Trust, REIT	1,866,784	40,565,216
Lexington Realty Trust, REIT	2,130,386	21,751,241
Life Storage, Inc., REIT	234,607	25,741,080
Office Properties Income Trust, REIT	1,047,555	23,936,632
STAG Industrial, Inc., REIT	448,571	13,358,444
Two Harbors Investment Corp., REIT	6,262,118	39,075,616

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
Urban Edge Properties, REIT	1,935,502	$25,122,816
		$302,033,804
Specialty Chemicals – 4.9%
Avient Corp.	1,029,776	$37,638,313
Axalta Coating Systems Ltd. (a)	759,343	21,724,803
Compass Minerals International, Inc.	510,951	31,913,999
Ferro Corp. (a)	2,869,089	41,056,664
Univar Solutions, Inc. (a)	1,416,335	25,352,397
		$157,686,176
Specialty Stores – 2.4%
Urban Outfitters, Inc. (a)	1,371,682	$37,556,653
Zumiez, Inc. (a)	1,049,088	38,910,674
		$76,467,327
Trucking – 0.6%
Schneider National, Inc.	947,576	$19,804,338
Utilities - Electric Power – 3.2%
ALLETE, Inc.	256,897	$14,447,887
Black Hills Corp.	729,437	44,371,653
Portland General Electric Co.	1,027,026	42,498,336
		$101,317,876
Total Common Stocks		$3,164,174,982
Investment Companies (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 0.1% (v)	34,989,688	$34,989,688

Other Assets, Less Liabilities – 0.1%		1,996,938
Net Assets – 100.0%		$3,201,161,608
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $110,857,816 and $3,088,306,854, respectively.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$3,164,174,982	$—	$—	$3,164,174,982
Mutual Funds	34,989,688	—	—	34,989,688
Total	$3,199,164,670	$—	$—	$3,199,164,670
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At November 30, 2020, the value of securities loaned was $4,226,631. These loans were collateralized by U.S. Treasury Obligations (held by the lending agent) of $4,618,323.

Supplemental Information (unaudited) – continued
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
Funko, Inc., “A”	$7,942,812	$5,926,849	$21,915	$(14,883)	$1,904,313	$15,737,176
MFS Institutional Money Market Portfolio	24,250,670	587,917,536	577,168,576	(5,682)	(4,260)	34,989,688
PAE, Inc.	26,409,681	15,385,531	850,267	(77,021)	3,536,772	44,404,696
Regis Corp.	16,490,450	5,263,268	48,222	(74,602)	(5,904,638)	15,726,256
	$75,093,613	$614,493,184	$578,088,980	$(172,188)	$(467,813)	$110,857,816
Affiliated Issuers	Dividend Income	Capital Gain Distributions
Funko, Inc., “A”	$—	$—
MFS Institutional Money Market Portfolio	103,654	—
PAE, Inc.	—	—
Regis Corp.	—	—
	$103,654	$—
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.